Long-term Debt - Summary of Future Principal Repayments on long-term Debt (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Maturities of Long-term Debt [Abstract]
2021	$ 3,161
2022	3,153
2023	3,153
2024	299,501
2025	0
Total	$ 308,968